Related party transactions	12 Months Ended
Jun. 30, 2024
Related party transactions
Related party transactions

30. Related party transactions

In the normal course of business, the Group conducts transactions with different entities or parties related to it.

Remunerations of the Board of Directors

The Business Companies Act of Argentina (Law N° 19,550), provides that the remuneration to the Board of Directors, where it is not set forth in the Company’s by-laws, shall be fixed by the Shareholders' Meetings. The maximum amount of remuneration that the members of the Board are allowed to receive, including salary and other performance-based remuneration of permanent technical-administrative functions, may not exceed 25% of the profits.

Such maximum amount is limited to 5% where no dividends are distributed to the Shareholders, and will be increased proportionately to the distribution, until reaching such cap where total profits are distributed, except that such remunerations were expressly agreed by the Shareholders' Meeting, for which purpose the matter must be included as one of the items on the agenda.

Some of the Group's Directors are hired under the Employment Contract Law N° 20,744. This Act rules on certain conditions of the work relationship, including remuneration, salary protection, working hours, vacations, paid leaves, minimum age requirements, workmen protection and forms of suspension and contract termination. The remuneration of directors for each fiscal year is based on the provisions established by the Business Companies Act, taking into consideration whether such directors perform technical-administrative functions and depending upon the results recorded during the fiscal year. Once such amounts are determined, they should be approved by the Shareholders’ Meeting.

Senior Management remuneration

The members of the Group’s senior management are appointed and removed by the Board of Directors and perform functions in accordance with the instructions delivered by the Board itself.

The Company’s Senior Management is composed of as follows:

Name	Date of Birth	Position	Current position since
Eduardo S. Elsztain	01/26/1960	General Manager	1991
Arnaldo Jawerbaum	08/13/1966	Operating Manager	2022
Jorge Cruces	11/07/1966	Investment Manager	2020
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

The total remuneration paid to members of senior management for their functions consists of a fixed salary that takes account of the manager's background capacity and experience, plus an annual bonus based on their individual performance and the Group's results. Members of senior management participate in defined contributions and share-based incentive plans that are described in Note 29.

The aggregate compensation to the Senior Management for the year ended June 30, 2024 amounts to ARS 539.

Corporate Service Agreement with Cresud

Considering that IRSA and Cresud have operating overlapping areas, the Board of Directors considered it convenient to implement alternatives that allow reducing certain fixed costs of its activity, in order to reduce its impact on operating results, taking advantage of and optimizing the individual efficiencies of each of the companies in the different areas that make up the operational administration.

For this purpose, on June 30, 2004, a Framework Agreement for the Exchange of Corporate Services (“Framework Agreement”) was signed, between IRSA, Cresud and IRSA CP. On December 22, 2021, were held the shareholders' meeting approving the merger by absorption of IRSA and IRSA CP, for which IRSA, in its capacity as absorbing company, is the successor of all the rights and obligations assumed by IRSA CP by the Framework Agreement. The last modification to the Framework Agreement was made on July 12, 2022.

Under this Framework Agreement, corporate services are currently provided for different areas including: Corporate Human Resources, Administration and Finance, Planning, Institutional Relations, Compliance and others.

Under this agreement, the companies entrusted to an external consultant the semi-annual review and evaluation of the criteria used in the process of apportionment of costs to be settled for corporate services, as well as the distribution bases and supporting documentation used in the aforementioned process, through the preparation of a semi-annual report.

It should be noted that the operation under comment allows Cresud and IRSA to maintain absolute independence and confidentiality in their strategic and commercial decisions, being the allocation of costs and benefits made on the basis of operational efficiency and equity, without pursuing individual economic benefits for each of the companies.

Offices and Shopping Malls spaces leases

The offices of our President are located at 108 Bolivar, in the Autonomous City of Buenos Aires. The property has been rented to Isaac Elsztain e Hajes S.A., a company controlled by some family members of Eduardo Sergio Elsztain, our president, and to Hamonet S.A., a company controlled by Fernando A. Elsztain, one of our directors, and some of his family members.

Furthermore, we also let various spaces in our shopping malls (stores, stands, storage space or advertising space) to third parties and related parties such as BHSA.

Donations granted to Fundación IRSA and Fundación Museo de los Niños

Fundación IRSA is a non-profit charity institution that seeks to support and generate initiatives concerning education, the promotion of corporate social responsibility and the entrepreneurial spirit of the youth. It carries out corporate volunteering programs and fosters donations by the employees. The main members of Fundación IRSA's Board of Directors are: Eduardo S. Elsztain (President); Saul Zang (Vice President I), Alejandro Elsztain (Vice President II) and Mariana C. de Elsztain (secretary). It funds its activities with the donations made by us and Cresud.

Fundación Museo de los Niños is a non-profit association, created by the same founders of Fundación IRSA and its Management Board is formed by the same members as Fundación IRSA. Fundación Museo de los Niños acts as a special vehicle for the development of "Museo de los Niños, Abasto" and "Museo de los Niños, Rosario". On October 29, 1999, our shareholders approved the award of the agreement “Museo de los Niños, Abasto” to Fundación Museo de los Niños. On October 31, 1997, IRSA CP entered into an agreement with Fundación IRSA whereby it loaned 3,800 square meters of the area built in the Abasto Shopping mall for a total term of 30 years, and on November 29, 2005, shareholders of IRSA CP approved another agreement entered into with Fundación Museo de los Niños whereby 2,670.11 square meters built in the Alto Rosario shopping mall were loaned for a term of 30 years. Fundación IRSA has used the available area to house the museum called “Museo de los Niños, Abasto” an interactive learning center for kids and adults, which was opened to the public in April 1999.

Legal Services

The Group hires legal services from Estudio Zang, Bergel & Viñes, at which Saúl Zang was a founding partner and sits at the Board of Directors of the Group companies.

Hotel services

Our company and related parties sometimes rent from NFSA and Hoteles Argentinos S.A. hotel services and conference rooms for events.

Purchase and sale of goods and/or service hiring

In the normal course of its business and with the aim of making resources more efficient, in certain occasions purchases and/or hires services which later sells and/or recovers for companies or other related parties, based upon their actual utilization.

Sale of advertising space in media

Our company and our related parties frequently enter into agreements with third parties whereby we sell/acquire rights of use to advertise in media (TV, radio stations, newspapers, etc.) that will later be used in advertising campaigns. Normally, these spaces are sold and/or recovered to/from other companies or other related parties, based on their actual use.

Purchase and sale of financial assets

The Group usually invests excess cash in several instruments that may include those issued by related companies, acquired at issuance or from unrelated third parties through secondary market deals.

Investment in investment funds managed by BACS

The Group invests part of its liquid funds in mutual funds managed by BACS among other entities.

Borrowings

In the normal course of its activities, the Group enters into diverse loan agreements or credit facilities between the group’s companies and/or other related parties. These borrowings generally accrue interests at market rates.

Financial and service operations with BHSA

The Group works with several financial entities in the Argentine market for operations including, but not limited to, credit, investment, purchase and sale of securities and financial derivatives. Such entities include BHSA and its subsidiaries. BHSA and BACS usually act as underwriters in Capital Market transactions. In addition, we have entered into agreements with BHSA, who provides collection services for our shopping malls.

The following is a summary presentation of the balances with related parties as of June 30, 2024 and 2023:

Item	06.30.2024	06.30.2023
Trade and other receivables	28,257	29,012
Investments in financial assets	4,207	6,397
Borrowings	(779)	(1,144)
Trade and other payables	(17,102)	(32,576)
Total	14,583	1,689
Related party	06.30.2024	06.30.2023	Description of transaction	Item
New Lipstick LLC	221	230	Reimbursement of expenses receivable	Trade and other receivable
Comparaencasa Ltd.	1,983	2,077	Other investments	Investments in financial assets
	249	-	Loans granted	Trade and other receivable
Banco Hipotecario S.A.	38	-	Leases and/or rights of use receivable	Trade and other receivable
	4,731	-	Dividends receivable	Trade and other receivable
La Rural S.A.	1,375	2,957	Canon	Trade and other receivable
	(2)	(509)	Others	Trade and other payables
	16	7	Others	Trade and other receivable
Other associates and joint ventures (1)	-	4	Reimbursement of expenses receivable	Trade and other receivable
	(522)	(321)	Loans obtained	Borrowings
	-	45	Leases and/or rights of use receivable	Trade and other receivable
	-	167	Irrevocable contributions pending subscription	Trade and other receivable
	29	100	Management Fee	Trade and other receivable
	-	(497)	Non-convertible notes	Borrowings
	(21)	(260)	Others	Trade and other payables
	11	67	Others	Trade and other receivable
	1	4	Share based payments	Trade and other payables
	11	-	Loans granted	Trade and other receivable
Total associates and joint ventures	8,120	4,071
Cresud	558	-	Reimbursement of expenses receivable	Trade and other receivable
	(2,121)	(2,912)	Corporate services payable	Trade and other payables
	424	1,586	Non-convertible notes	Investments in financial assets
	-	(937)	Others	Trade and other payables
	(3)	(12)	Share based payments	Trade and other payables
Total parent company	(1,142)	(2,275)
Futuros y Opciones S.A.	5	3	Others	Trade and other receivable
Helmir S.A.	(257)	(326)	Non-convertible notes	Borrowings
Total subsidiaries of parent company	(252)	(323)
Directors	(5,576)	(27,449)	Fees for services received	Trade and other payables
Galerias Pacifico	3,249	5,833	Loans granted	Trade and other receivable
	3	-	Others	Trade and other payables
Rundel Global LTD	1,800	2,734	Other investments	Investments in financial assets
Yad Levim LTD	17,672	17,607	Loans granted	Trade and other receivable
Sociedad Rural Argentina S.A.	-	1,889	Others	Trade and other receivable
	(9,214)	(351)	Others	Trade and other payables
Others	(47)	(33)	Leases and/or rights of use receivable	Trade and other payables
	31	10	Others	Trade and other receivable
	(119)	(117)	Others	Trade and other payables
	58	93	Reimbursement of expenses receivable	Trade and other receivable
Total directors and others	7,857	216
Total at the end of the year	14,583	1,689

(1) Includes Avenida Compras S.A., Avenida Inc., BHN Vida S.A., Puerto Retiro S.A., Cyrsa S.A. (in liquidation) and Nuevo Puerto Santa Fe S.A.

The following is a summary of the results with related parties for the years ended June 30, 2024, 2023 and 2022:

Related party	06.30.2024	06.30.2023	06.30.2022	Description of transaction
BACS	-	-	464	Financial operations
Metropolitan (1)	-	-	249	Financial operations
BHN Vida S.A	(24)	(12)	208	Leases and/or rights of use
BHN Seguros Generales S.A.	(8)	(5)	186	Leases and/or rights of use
Lipstick Management LLC	-	-	160	Financial operations
Comparaencasa Ltd.	1,563	279	1,538	Financial operations
Condor	-	15	215	Financial operations
Other associates and joint ventures (2)	213	260	1,089	Financial operations
	54	(234)	(111)	Leases and/or rights of use
	276	342	249	Corporate services
Total associates and joint ventures	2,074	645	4,247
Cresud	80	386	490	Leases and/or rights of use
	(9,954)	(10,575)	(9,091)	Corporate services
	(155)	14,768	(201)	Financial operations
Total parent company	(10,029)	4,579	(8,802)
Helmir	(301)	(93)	7	Financial operations
Total subsidiaries of parent company	(301)	(93)	7
Directors	(13,397)	(33,695)	(10,538)	Fees and remunerations
Senior Management	(539)	(661)	(617)	Fees and remunerations
Rundel Globa LTD	3,241	490	-	Financial operations
Yad Leviim LTD	937	799	907	Financial operations
Sociedad Rural Argentina S.A.	3,904	250	15	Financial operations
Others	62	56	48	Corporate services
	(193)	(67)	82	Leases and/or rights of use
	(451)	(335)	122	Financial operations
	(354)	(557)	(505)	Donations
	(1,017)	(799)	(119)	Fees and remuneration
	(488)	(372)	(394)	Legal services
Total others	(8,295)	(34,891)	(10,999)
Total at the end of the year	(16,551)	(29,760)	(15,547)

(1) On January 31, 2022 Metropolitan 885 3rd Av, LLC was liquidated.

(2) It includes Avenida Inc., Banco Hipotecario S.A., Cyrsa S.A. (in liquidation), BHN Sociedad de Inversión S.A., La Rural S.A., Nuevo Puerto Santa Fe S.A. and Quality Invest S.A.

The following is a summary of the transactions with related parties for the years ended June 30, 2024 and 2023:

Related party	06.30.2024	06.30.2023	Description of the operation
Banco Hipotecario S.A.	(83)	-	Sale of shares
GCDI	(151)	-	Sale of shares
Quality Invest S.A.	(25,961)	-	Sale of shares
Total sale of shares	(26,195)	-
Quality Invest S.A.	-	(203)	Capital contributions
Total capital contributions	-	(203)
Cresud	(116,437)	(69,836)	Dividend distributed
Helmir	(6,405)	(3,522)	Dividend distributed
Total other transactions	(122,842)	(73,358)
Condor	-	382	Dividends received
Banco Hipotecario S.A.	14,239	-	Dividends received
La Rural S.A.	1,454	-	Dividends received
Nuevo Puerto Santa Fe	442	803	Dividends received
Total dividends received	16,135	1,185